1998 ANNUAL REPORT

IDS
Selective
Fund
(prospectus enclosed)

(icon of) skyline

The goals of IDS Selective Fund, Inc. are current income and the preservation of capital by investing in investment-grade bonds.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment policies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

      American Express Financial Advisors

      Distributed by American Express Financial Advisors Inc.

(icon of) Skyline

A quest for quality

Not all bonds are created equal. A bond's quality depends on the ability of its issuers to make the interest and principal payments owed to the bondholders. The quality is determined by independent rating agencies, which assign a credit rating (in the form of a letter grade) to each bond.

Since its establishment in 1945, Selective Fund has concentrated its investments in the four highest investment grades. Along the way, investors have enjoyed a steady stream of interest income with minimum risk to their principal.

 Contents


                1998 annual report

                From the chairman                                        4
                From the portfolio manager                               4
                The Portfolio's ten largest holdings                     6
                Making the most of the Fund                              7
                The Fund's long-term performance                         8
                Independent auditors' report (Fund)                      9
                Financial statements (Fund)                             10
                Notes to financial statements (Fund)                    13
                Independent auditors' report (Portfolio)                22
                Financial statements (Portfolio)                        23
                Notes to financial statements (Portfolio)               26
                Investments in securities                               32
                IDS mutual funds                                        41
                Federal income tax information                          45

                1998 prospectus

                The Fund in brief                                       3p

                Goals                                                   3p
                Investment policies and risks                           3p
                Structure of the Fund                                   4p
                Manager and distributor                                 4p
                Portfolio manager                                       4p
                Alternative purchase arrangements                       4p

                Sales charge and Fund expenses                          5p

                Performance                                             7p
                Financial highlights                                    7p
                Total returns                                           9p
                Yield                                                  11p

                Investment policies and risks                          12p
                Facts about investments and their risks                12p
                Valuing Fund shares                                    16p

                How to purchase, exchange or redeem shares             17p
                Alternative purchase arrangements                      17p
                How to purchase shares                                 20p
                How to exchange shares                                 22p
                How to redeem shares                                   22p
                Reductions and waivers of the sales charge             27p

                Special shareholder services                           31p
                Services                                               31p
                Quick telephone reference                              31p

                Distributions and taxes                                32p
                Dividend and capital gain distributions                32p
                Reinvestments                                          33p
                Taxes                                                  34p
                How to determine the correct TIN                       36p

                How the Fund and Portfolio are organized               37p
                Shares                                                 37p
                Voting rights                                          37p
                Shareholder meetings                                   37p
                Special considerations regarding
                     master/feeder structure                           37p
                Board members and officers                             39p
                Investment manager                                     41p
                Administrator and transfer agent                       41p
                Distributor                                            42p

                About American Express Financial Corporation           43p
                General information                                    43p
                Year 2000                                              44p

                Appendices                                             45p
                Description of investment-grade corporate bond ratings 45p
                Descriptions of derivative instruments                 46p


      (icon of) One book inside of another

      The purpose of this annual report is to tell investors how the Fund performed.

      The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

      (This annual report is not part of the prospectus.)

 To our shareholders

      From the chairman

      If you're an experienced investor, you know that the past few years have been unusually strong in many financial markets. Perhaps just as important, history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility. We saw evidence of that last October, when declines in certain Asian markets spawned a sharp drop in several financial markets worldwide, including the U.S.

      The potential for such volatility reinforces the need for investors to review periodically their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.



      William R. Pearce
     (picture of) William R. Pearce
      William R. Pearce
      Chairman of the board

      From the portfolio manager

      A decline in long-term interest rates provided the foundation for a very productive fiscal year for IDS Selective Fund. For the 12 months -- June 1997 through May 1998 -- the Fund's Class A shares generated a total return, which includes net asset value change and dividends, of 10.2%.

      Despite a continuation of solid economic growth and rising employment figures -- two factors that typically put upward pressure on consumer prices -- inflation remained remarkably tame throughout the period. That fact, complemented by an appreciation in the dollar's value versus major foreign currencies and an ongoing decline in the federal deficit, persuaded the Federal Reserve to hold off on raising short-term interest rates.

      Rates come down

      Against that positive backdrop, long-term interest rates followed an overall downward path through early January, driving up bond values in the process. From that point, the market fluctuated in a narrow range, as

(This annual report is not part of the prospectus.)

      investors weighed the conflicting factors of a still-strong economy and low unemployment versus ongoing reports of low inflation and a possible economic downturn related to the Asian financial crisis.

      As for the Fund's performance, its two largest areas of investment -- U.S. government and investment-grade, or high-quality, corporate bonds -- performed well during the 12 months. This was especially true of its investments in long-term Treasury bonds, whose values are highly sensitive to interest-rate fluctuations. Holdings among mortgage- backed bonds issued by government agencies also performed positively, but contributed more to the Fund's dividend than its net asset value gain. Foreign bonds, a relatively small area of investment for the Fund and all denominated in U.S. dollars, were hurt during last fall's financial crisis overseas, but rebounded during the spring.

      Longer duration

      As for changes to the portfolio, to take advantage of the interest-rate decline, I lengthened its duration. (A function of the average maturity of the bonds in the portfolio, duration determines how sensitive the Fund's net asset value is to interest-rate changes. The longer the duration, the greater the sensitivity.) Therefore, when rates came down, the Fund responded quite positively. I also reduced the portfolio's cash reserves, putting the proceeds into bonds, which provided a far better return.

      My positive outlook has changed little from six months ago. Inflation remains low; the federal budget deficit continues to be under control; the dollar is still strong versus major foreign currencies; and the problems in Asia may well restrain economic growth here at home. All of those factors work in bonds' favor by keeping long-term interest rates in a stable-to-declining pattern, which in turn helps bond prices and the Fund.





      Ray Goodner
     (picture of) Ray Goodner
      Ray Goodner
      Portfolio Manager

Class A
 12-month performance

(All figures per share)

Net asset value (NAV)

May 31, 1998          $9.23

May 31, 1997          $9.00

Increase              $0.23


Distributions
June 1, 1997 - May 31, 1998


From income           $0.62

From capital gains    $0.03

Total distributions   $0.65

Total return*        +10.2%**

Class B
 12-month performance

(All figures per share)

Net asset value (NAV)

May 31, 1998          $9.23

May 31, 1997          $9.00

Increase              $0.23


Distributions
June 1, 1997 - May 31, 1998


From income           $0.55

From capital gains    $0.03

Total distributions   $0.58

Total return*         +9.3%**

Class Y
 12-month performance

(All figures per share)

Net asset value (NAV)

May 31, 1998          $9.23

May 31, 1997          $9.00

Increase              $0.23


Distributions
June 1, 1997 - May 31, 1998


From income           $0.63

From capital gains    $0.03

Total distributions   $0.66

Total return*        +10.2%**



      * The prospectus discusses the effect of sales charges, if any, on the various classes.
      ** The total return is a hypothetical investment in the Fund with all distributions reinvested.


      (This annual report is not part of the prospectus.)

 The Portfolio's ten largest holdings


                                              Percent               Value
                          (of Portfolio's net assets)      (as of May 31, 1998)

       Japan Finance                            1.63%         $26,217,544
       9.25% 1998

       Dayton Hudson                            1.26           20,177,983
       7.875% 2023

       PDV America                              1.05           16,931,970
       7.875% 2003

       SBC Communications                       1.05           16,823,550
       8.50% 2031

       Bell Atlantic                            1.00           16,133,180
       9.375% 2031

       SAFECO Capital                           1.00           16,037,700
       8.07% 2037

       Service Corp Intl                         .96           15,402,958
       6.50% 2008

       Daimler-Benz North America                .94           15,088,780
       7.375% 2006

       GMAC                                      .90           14,541,098
       7.00% 2000

       Time Warner Entertainment                 .88           14,181,120
       8.375% 2033

       Excludes U.S. Treasury and government agencies holdings.

      For further detail about these holdings, please refer to the section entitled "Investments in securities" herein.

      (icon of) pie chart

      The ten holdings listed here make up 10.67% of the Portfolio's net assets

      (This annual report is not part of the prospectus.)

      Making the most of the Fund

      Build your assets systematically

      One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high.

      Using this strategy does not ensure a profit or avoid a loss if the market declines, and requires that you be able to keep on investing on a regular basis, even when the price of your shares falls or the market declines. Investing in this manner can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

Month       Amount       Per-share      Number of shares purchased
            invested     market price
Jan         $100         $20            5.00   XXXXX
Feb          100          18            5.56   XXXXXx
March        100          17            5.88   XXXXXx
April        100          15            6.67   XXXXXXx
May          100          16            6.25   XXXXXXx
June         100          18            5.56   XXXXXx
July         100          17            5.88   XXXXXx
Aug          100          19            5.26   XXXXXx
Sept         100          21            4.76   XXXXx
Oct          100          20            5.00   XXXXX

(footnotes to table) By investing an equal number of dollars each month...

(arrow in table pointing to April) you automatically buy more shares when the per share market price is low...

(arrow in table pointing to September) and fewer shares when the per share market price is high.

      You have paid an average price of only $17.91 per share over the 10 months, while the average market price actually was $18.10.


      Three ways to benefit from a mutual fund:

     o your shares increase in value when the Fund's investments do well

     o you receive capital gains when the gains on investments sold by the Fund exceed losses

     o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

      All three make up your total return. And you potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.


      (This annual report is not part of the prospectus.)

      The Fund's long-term performance

      Assumes:
      o Holding period from 6/1/88 to 5/31/98. o Returns do not reflect taxes payable on distributions. o Reinvestment of all income and capital gain distributions for the Fund, with a value of $12,564. Also see
       "Performance" in the Fund's current prospectus.

      The  Lehman  Aggregate  Bond  Index  is an  unmanaged  index  made up of a representative list of government and corporate bonds as well as asset-backed securities and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. However, the securities used to create the indexmay not be representative of the bonds held in the Portfolio.

                How your $10,000 has grown in IDS Selective Fund



                                                            x

                                                         $23,081
                                                  Selective Fund
$20,000                                                  Class A


                                     x

                                 Lehman Aggregate
                                       Bond Index



x

   $9,500



'88   '89   '90   '91   '92   '93   '94   '95   '96   '97   '98

      Average annual total return
      (as of May 31, 1998)
                            1 year        Since        5 years     10 years
                                          inception*
       Class A              +4.64%           --%     +6.08%           +8.72%
       Class B              +5.32%        +7.69%        --%              --%
       Class Y              +10.22%       +9.44%        --%              --%

      *Inception date was March 20, 1995.

      On the graph above you can see how the Fund's total return compared to a widely cited performance index, the Lehman Aggregate Bond Index. In comparing Selective Fund (Class A) to this index, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the index.

      Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.


      (This annual report is not part of the prospectus.)

The  financial   statements   contained  in  Post-Effective   Amendment  #86  to
Registration Statement No. 2-10700 filed on or about July 29, 1998, are incorporated herein by reference.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

(This annual report is not part of the prospectus.)

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.


IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

(This annual report is not part of the prospectus.)

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed

(This annual report is not part of the prospectus.)

Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

(This annual report is not part of the prospectus.)

      Federal income tax information


      IDS Selective Fund, Inc.

      The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. Some of the dividends listed below were reported to you on a Form 1099-DIV, Dividends and Distributions, last January. Dividends paid to you since the end of last year will be reported to you on a tax statement sent next January. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

      IDS Selective Fund, Inc.
      Fiscal year ended May 31, 1998

      Class A

      Income distributions

      taxable as dividend income,0.81% qualifying for deduction by corporations.

      Payable date                                            Per share
      June 26, 1997                                            $0.04898
      July 25, 1997                                             0.04800
      Aug. 27, 1997                                             0.05153
      Sept. 25, 1997                                            0.04400
      Oct. 28, 1997                                             0.04962
      Nov. 25, 1997                                             0.04276
      Dec. 26, 1997                                             0.09580
      Jan. 28, 1998                                             0.05096
      Feb. 26, 1998                                             0.04681
      March 26, 1998                                            0.04604
      April 28, 1998                                            0.05449
      May 27, 1998                                              0.04803
      Total                                                    $0.62702

      Capital gain distribution
      taxable as long-term capital gain.

      Payable date                                            Per share
      Dec. 26, 1997                                            $0.02588

      Total distributions                                      $0.65290

      The distribution of $0.12168 per share, payable Dec. 26, 1997, consisted of $0.04731 derived from net investment income, $0.04849 from net short-term capital gains (a total of $0.09580 taxable as dividend income) and $0.02588 from net long-term capital gains.

      The long-term capital gains distribution is divided into two rate categories: 28% - $0.02588 and 20% - $0.00000.


      (This annual report is not part of the prospectus.)

Federal income tax information

IDS Selective Fund, Inc.

      Class B

      Income distributions

      taxable as dividend income,0.81% qualifying for deduction by corporations.

      June 26, 1997                                               $0.04353
      July 25, 1997                                                0.04247
      Aug. 27, 1997                                                0.04522
      Sept. 25, 1997                                               0.03850
      Oct. 28, 1997                                                0.04327
      Nov. 25, 1997                                                0.03736
      Dec. 26, 1997                                                0.08984
      Jan. 28, 1998                                                0.04462
      Feb. 26, 1998                                                0.04124
      March 26, 1998                                               0.04069
      April 28, 1998                                               0.04818
      May 27, 1998                                                 0.04247
      Total                                                       $0.55739

      Capital gain distribution taxable as long-term capital gain.

      Payable date                                               Per share
      Dec. 26, 1997                                               $0.02588

      Total distributions                                         $0.58327

      The distribution of $0.11572 per share, payable Dec. 26, 1997, consisted of $0.04135 derived from net investment income, $0.04849 from net short-term capital gains (a total of $0.08984 taxable as dividend income) and $0.02588 from net long-term capital gains.

      The long-term capital gains distribution is divided into two rate categories: 28% - $0.02588 and 20% - $0.00000.

      (This annual report is not part of the prospectus.)

     Class Y
     Income distributions

     taxable as dividend income, 0.81% qualifying for deduction by corporations.

     June 26, 1997                                             $0.04950
     July 25, 1997                                              0.04853
     Aug. 27, 1997                                              0.05212
     Sept. 25, 1997                                             0.04453
     Oct. 28, 1997                                              0.05022
     Nov. 25, 1997                                              0.04326
     Dec. 26, 1997                                              0.09637
     Jan. 28, 1998                                              0.05157
     Feb. 26, 1998                                              0.04733
     March 26, 1998                                             0.04655
     April 28, 1998                                             0.05512
     May 27, 1998                                               0.04853
     Total                                                     $0.63363

     Capital gain distribution taxable as long-term capital gain.

     Payable date                                             Per share
     Dec. 26, 1997                                             $0.02588

     Total distributions                                       $0.65951

      The distribution of $0.12225 per share, payable Dec. 26, 1997, consisted of $0.04788 derived from net investment income, $0.04849 from net short-term capital gains (a total of $0.09637 taxable as dividend income) and $0.02588 from net long-term capital gains.

      The long-term capital gains distribution is divided into two rate categories: 28% - $0.02588 and 20% - $0.00000.

      (This annual report is not part of the prospectus.)

Quick telephone reference

American Express            Redemptions and exchanges,       National/Minnesota
Financial Advisors          dividend payments or                   800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements           Mpls./St. Paul area:
                                                                       671-3800


TTY Service                 For the hearing impaired               800-846-4852




American Express            Automated account information          800-862-7919
Financial Advisors          (TouchTone(R) phones only),
Easy Access Line            including current fund prices
                            and performance, account values
                            and recent account transactions



AMERICAN EXPRESS Financial Advisors


IDS Selective Fund
IDS Tower 10
Minneapolis, MN 55440-0010

STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   Headings.                                   2)  The headings in the
                                                     annual report are
                                                     placed in a blue strip
                                                     at the top of the page.

3)   There are pictures, icons                   3)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.

4)   Footnotes for charts and                    4)  The footnotes for each
     graphs are described at                         chart or graph are typed
     the left margin.                                below the description of
                                                     the chart or graph.